Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - Power & Digital Infrastructure Acquisition II Corp. [Member] - USD ($)
	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
December 31, 2023 – Assets
Investments held in Trust Account	$ 114,641,527	$ 294,395,846
Level 2 [Member]
December 31, 2023 – Assets
Investments held in Trust Account
Level 3 [Member]
December 31, 2023 – Assets
Investments held in Trust Account